Cover	Jul. 11, 2023
Cover [Abstract]
Entity Registrant Name	Ra Medical Systems, Inc.
Entity Central Index Key	0001716621
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 11, 2023
Entity Ex Transition Period	false
Entity Address City Or Town	Fort Mill
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	38-3661826
Written Communications	false
Entity File Number	001-38677
Entity Address Address Line 1	1670 Highway 160 West
Entity Address Address Line 2	Suite 205
Entity Address State Or Province	SC
Entity Address Postal Zip Code	29708
City Area Code	973
Local Phone Number	691-2000
Trading Symbol	RMED
Security Exchange Name	NYSEAMER
Security 12b Title	Common Stock
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false